Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable Tables
Notes Payable
As of December 31, 2017

Principal due at maturity, including 10% bonus	$4,609,509

Unamortized issue costs and discount	(3,782,239)

Carrying amount in the accompanying Balance Sheet	$827,270